Financial Instruments - Summary of Contractual Maturities of Significant Financial Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 107	$ 57
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	836	768
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	8	14
Less Than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	107	57
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	836	763
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	6	7
1-2 Years
Disclosure Of Financial Instruments [Line Items]
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)		5
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	1	$ 7
2-4 Years
Disclosure Of Financial Instruments [Line Items]
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	$ 1